STOCK OPTIONS AND WARRANT GRANTS (Details Textuals 2) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Equity [Abstract]
Stock-based compensation expenses	$ 41,417	$ 56,381